Segment information (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Financial information by reportable segment as follows:

	Three months ended March 31, 2026
	High-Pressure Controls	Cespira	Total Segment
Revenue	$2,285	$22,249	$24,534
Cost of revenue	1,769	20,673	22,442
Gross profit	516	1,576	2,092
Operating expenses:
Research and development	948	1,480	2,428
General and administrative	551	2,262	2,813
Sales and marketing	95	261	356
Depreciation and amortization	85	874	959
	1,679	4,877	6,556
Add back: Depreciation and amortization[1]	187	1,822	2,009
Segment EBITDA	$(976)	$(1,479)	$(2,455)

	Three months ended March 31, 2025
	High-Pressure Controls	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$1,890	$5,433	$16,676	$23,999
Cost of revenue	1,377	4,411	16,230	22,018
Gross profit	513	1,022	446	1,981
Operating expenses:
Research and development	1,182	111	3,089	4,382
General and administrative	319	65	2,698	3,082
Sales and marketing	127	20	291	438
Depreciation and amortization	55	—	730	785
	1,683	196	6,808	8,687
Add back: Depreciation and amortization[1]	140	—	1,620	1,760
Segment EBITDA	$(1,030)	$826	$(4,742)	$(4,946)

	Three Months Ended March 31,
Total additions to long-lived assets, excluding business combinations	2026	2025
High-Pressure Controls	432	558
Corporate and unallocated	—	15
Total consolidated	$432	$573

Schedule of Geographical Revenue Information
Reconciliations of reportable segment financial information to consolidated statement of operations:

	Three months ended March 31, 2026
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$24,534	$22,249	$—	$2,285
Cost of revenue	22,442	20,673	—	1,769
Gross profit	2,092	1,576	—	516
Operating expenses:
Research and development	2,428	1,480	275	1,223
General and administrative	2,813	2,262	2,283	2,834
Sales and marketing	356	261	112	207
Depreciation and amortization	959	874	25	110
	6,556	4,877	2,695	4,374
Equity loss	—	—	(1,381)	(1,381)

	Three months ended March 31, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$23,999	$16,676	$—	$7,323
Cost of revenue	22,018	16,230	—	5,788
Gross profit	1,981	446	—	1,535
Operating expenses:
Research and development	4,382	3,089	—	1,293
General and administrative	3,082	2,698	2,289	2,673
Sales and marketing	438	291	296	443
Depreciation and amortization	785	730	52	107
	8,687	6,808	2,637	4,516
Equity loss	—	—	(3,884)	(3,884)
15. Segment information (continued):

Reconciliation of Segment EBITDA to Loss before income taxes	Three Months Ended March 31,
	2026	2025
Total Segment EBITDA	$(2,455)	$(4,946)
Adjustments:
Depreciation and amortization[1]	212	192
Cespira's Segment EBITDA	(1,479)	(4,742)
Loss on investments accounted for under the equity method (note 8)	1,381	3,884
Corporate and unallocated operating expenses	2,670	2,585
Foreign exchange gain (loss)	1,007	(1,203)
Interest on long-term debt	90	192
Interest and other income, net of bank charges	(742)	(649)
Loss before income taxes in continuing operations	$(5,594)	$(5,205)
[1]Depreciation and amortization expenses used in computation for Segment EBITDA and reconciliation to consolidated loss before income taxes are included in cost of revenue and operating expenses on our statement of operations and comprehensive income (loss).
Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's continuing revenues, as follows:

	% of revenue
	Three Months Ended March 31,
	2026	2025
Asia	56%	10%
Americas	31%	10%
Europe	13%	80%

Schedule of Allocation of the Total Assets
The measure of segment assets evaluated by the CODM are total assets as reported on the consolidated balance sheet. Total assets are allocated as follows:

	Total assets by segment
	March 31, 2026	December 31, 2025
High-Pressure Controls	18,594	17,392
Corporate & unallocated	66,467	76,617
Total consolidated assets	$85,061	$94,009